Transactions with Related Parties (Details) - USD ($) $ in Thousands				9 Months Ended
	Jun. 17, 2025	Apr. 25, 2025	Apr. 07, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Management fees - related party				$ 1,343	$ 1,291
Due to related parties				9,110		$ 7,271
Payments for working capital purposes				179	0
Proceeds from related party loan				2,000	0
Payments of related party loan				2,000	0
Interest and finance costs				5,186	6,248
Certain Service Providers [Member]
Transactions with Related Parties [Abstract]
Shares granted (in shares)			75,000
Related Party [Member] | Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Parties [Abstract]
Management fees - related party				661	695
Due to related parties				6,109		5,597
Payments for working capital purposes				179	0
Proceeds from related party loan		$ 2,000
Interest rate		10.00%
Payments of related party loan	$ 2,000
Interest and finance costs				48
Related Party [Member] | Seanergy Management Corp. [Member]
Transactions with Related Parties [Abstract]
Due to related parties				1,553		670
Commercial management fees				236	266
Fees charged in relation to sale services				505	202
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Management fees - related party				682	$ 596
Due to related parties				1,414		$ 1,004
Fixed management fee				$ 14